LONG-TERM DEBT, NET - Details of Exchangeable Notes (Details) - Senior Notes	12 Months Ended
Dec. 31, 2020 $ / shares shares
2022 Exchangeable Notes
Long-term Debt
Number of shares of the Company’s Common Stock into which each $1,000 of Principal of the Exchangeable Notes is Exchangeable | shares	22.7331
Approximate Equivalent Exchange Price per Share | $ / shares	$ 43.99
2026 Exchangeable Notes
Long-term Debt
Number of shares of the Company’s Common Stock into which each $1,000 of Principal of the Exchangeable Notes is Exchangeable | shares	11.4259
Approximate Equivalent Exchange Price per Share | $ / shares	$ 87.52
2030 Exchangeable Notes
Long-term Debt
Number of shares of the Company’s Common Stock into which each $1,000 of Principal of the Exchangeable Notes is Exchangeable | shares	11.8739
Approximate Equivalent Exchange Price per Share | $ / shares	$ 84.22